Significant Accounting Policies	9 Months Ended
Sep. 30, 2026
Significant Accounting Policies [Abstract]
Significant Accounting Policies

Note 2:- Significant Accounting Policies

a.	Basis of preparation of the condensed consolidated interim financial statements:

The condensed consolidated interim financial statements have been prepared in accordance with generally accepted accounting principles for the preparation of financial statements for interim periods, as prescribed in IAS 34, “Interim Financial Reporting”. The condensed consolidated interim financial statements reflect all normal recurring adjustments that are, in the opinion of management, necessary to fairly present the information set forth herein. The condensed consolidated interim financial statements should be read in conjunction with the Company’s consolidated financial statements for the year ended December 31, 2025, as they do not include all the information and disclosures required in the annual consolidated financial statements. Interim results are not necessarily indicative of the results for a full year.

b.	Forthcoming requirements:

Presentation and Disclosure in Financial Statements – IFRS 18

IFRS 18 Presentation and Disclosure in Financial Statements will replace IAS 1 Presentation of Financial Statements. IFRS 18 is effective for reporting periods beginning on or after 1 January 2027, with earlier application permitted. The Company has elected not to adopt early the new standard in these financial statements and continues to assess the expected effects of its application on the Company’s financial statements.

The Company will apply for IFRS 18 retrospectively, in accordance with IAS 8.

IFRS 18 requires a more structured statement of profit or loss, including classification of income and expenses into five categories and presentation of two newly defined subtotals.

In addition, IFRS 18 introduces disclosures about management-defined performance measures ('MPMs'), enhanced principles for aggregation and disaggregation of information, as well as further detailed disclosures related to operating expenses by nature.

Based on the Company’s assessment to date, the initial application of IFRS 18 is expected to result in changes to the Company’s statement of profit or loss, statement of cash flows and, where relevant, related notes. However, neither net income nor net assets will change as a result of the Company’s adoption of IFRS 18.

Statement of profit or loss

Under IFRS 18, the Company is required to classify all income and expenses into five categories in the statement of profit or loss - namely operating, investing, financing, income tax and discontinued operations. Classification of income and expenses depends on the main business activities of an entity.

The Company has determined that it does not have a specified main business activity of investing in assets and/or providing financing to customers.

IFRS 18 defines operating income or loss and requires presentation of two newly defined subtotals, which are ‘operating income or loss’ and ‘profit or loss before financing’ and ‘income taxes’. Although the adoption of IFRS 18 is not expected to affect the Company’s net income, the Company expects that the operating income or loss subtotal will differ from the operating income subtotal previously presented by the Company.

In addition, IFRS 18 requires classification and presentation of operating expenses in line items by nature, function or using a mixed presentation. Based on its assessment to date, the Company preliminarily expects that a mixed presentation will provide the most useful, structured summary of its operating expenses.

The significant changes that IFRS 18 will introduce to the Company’s statement of profit or loss will be as follows:

1)	Foreign exchange differences: Under IAS 1 the Company presents all foreign exchange differences in ‘net finance costs’. Under IFRS 18, foreign exchange differences are classified in the same category as income and expenses from the items that gave rise to the differences.

Therefore, the Company will classify exchange differences in the operating, investing and financing categories.

2)	Economic hedges: Under IAS 1, the Company presents changes in the fair value of derivatives for which hedge accounting is not applied but are used to manage the Company’s exposure to foreign currency risk associated with operating expenses (such as payments to employees and suppliers) under ‘net finance costs’. Under IFRS 18, gains and losses on such derivatives will be classified in the same category as the income and expenses affected by the risks that the derivatives are used to manage, i.e. under the operating category.

3)	Income from short-term deposits: Under IAS 1, the Company presents interest and other income arising on deposits and cash and cash equivalents in ‘finance income’. Under IFRS 18, the Company will classify this income into the investing category.

4)	Measurement of liabilities arising from a business combination: Changes in the fair value of contingent consideration arising from a business combination, previously reported under finance income (expenses), will be reclassified under IFRS 18 to the operating category. Remeasurement of assumed financial liabilities arising from reassessment of expected cash flows, previously recognized under finance income (expenses), will also be reclassified to the operating category.

Management-defined performance measures (MPMs)

MPMs are subtotals of income and expenses used in public communications outside the financial statements that communicate to users’ management’s view of an aspect of the financial performance of the entity as a whole.

The MPMs for which the Company will provide disclosures in its financial statements following the adoption of the new standard will be determined based on the MPMs published by the Company in its reports, investor presentations and any other information communicated publicly at that time.

Based on its assessment to date, the Company expects adjusted EBITDA to meet the definition of an MPM.

Consequential amendments

Upon adoption of IFRS 18 and the consequential amendments to IAS 7, the Company will be required to use the newly defined operating income or loss subtotal as the starting point for the statement of cash flows under the indirect method.

The consequential amendments to IAS 7 also introduce specific requirements for the classification of cash flows arising from interest and dividends. The Company expects to classify interest paid as cash outflows from financing activities and interest received as cash inflows from investing activities, rather than within operating activities, as currently presented. Dividends paid will continue to be classified as cash outflows from financing activities.